Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Calculation of Basic and Diluted EPS
Basic EPS
The calculation of basic EPS is as follows:

	2024	2023	2022
Profit for the year attributable to equity holders of the parent (£ million)	542	110	683
Weighted average number of shares used in basic EPS calculation (million)	1,077	1,072	1,098
Basic EPS	50.3p	10.3p	62.2p
Diluted EPS
The calculation of diluted EPS is as follows:

	2024	2023	2022
Profit for the year attributable to equity holders of the parent (£ million)	542	110	683
Weighted average number of shares used in diluted EPS calculation (million)	1,097	1,094	1,116
Diluted EPS	49.4p	10.1p	61.2p

Summary of Reconciliation Between Shares Used in Calculating Basic and Diluted EPS
A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2024	2023	2022
	m	m	m
Weighted average number of shares used in basic EPS calculation	1,077	1,072	1,098
Dilutive share options outstanding	—	1	1
Other potentially issuable shares	20	21	17
Weighted average number of shares used in diluted EPS calculation	1,097	1,094	1,116